OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets included in other current assets	¥ 8,160,135	¥ 12,329,668
Financial assets included in other current assets, net of provision for impairment	6,487,089	10,663,486
Within 1 year
Disclosure of financial assets [line items]
Financial assets included in other current assets	2,581,750	1,911,115
Between 1 and 2 years
Disclosure of financial assets [line items]
Financial assets included in other current assets	1,016,284	2,496,848
Between 2 and 3 years
Disclosure of financial assets [line items]
Financial assets included in other current assets	1,689,050	1,365,830
Over 3 years
Disclosure of financial assets [line items]
Financial assets included in other current assets	2,873,051	6,555,875
Other current assets
Disclosure of financial assets [line items]
Less: provision for impairment	¥ (1,673,046)	¥ (1,666,182)